OTHER INCOME, NET - Schedule Of Other Nonoperating Income Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER INCOME, NET
Income from licensed patents	¥ 50,581
Guarantee income	0		¥ 6,365
Donations	(25,791)	¥ (6,824)	¥ (4,454)
Disposal of Jiangsu Jinko-Tiansheng Co., Ltd.("Tiansheng")	¥ 0	¥ 12,474
Disposal of Jiangsu Jinko-Tiansheng Co., Ltd.("Tiansheng")	Other Income Expense Net	Other Income Expense Net	Other Income Expense Net
Disposal of solar power project in Argentina	¥ 0	¥ 1,758
Fair value gains from short term investments	1,125
Others	219	(5,837)
Total	¥ 26,134	¥ 1,571	¥ 1,911